Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

8 Trade and other receivables

(€ million)	December 31, 2022	December 31, 2021
Trade receivables	16,556	15,524
Receivables from divestments	301	8
Receivables from joint ventures in exploration and production activities	1,645	1,888
Other receivables	2,338	1,430
	20,840	18,850

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

The increase in trade receivables of €1,032 million referred to the segments Refining & Marketing and Chemical for €408 million, Plenitude & Power for €313 million, Global Gas & LNG Portfolio for €350 million, and reflected the noticeable increase in the prices of energy commodities which increased the nominal value of the receivables.

At December 31, 2022, Eni divested without recourse receivables due in 2023 with a nominal value of €2,212 million (€2,059 million at December 31, 2021 due in 2022). Derecognized receivables in 2022 related to the segments Global Gas & LNG Portfolio for €970 million, Refining & Marketing and Chemical segment for €928 million and Plenitude & Power segment for €314 million.

At December 31, 2022, a trade receivable for the supply of natural gas to the customer Acciaierie d'Italia (ex-ILVA) was outstanding for an amount of €373 million, past due and subject to a repayment plan. A parent company guarantee has been issued by the shareholders of the debtor, which cover the entire amount of the receivable. A risk provision was accrued to account for the time value of the receivable and other counterparty risks, reflecting a higher probability of default of commercial partners in the current economic environment.

Receivables from joint ventures in exploration and production activities included amounts past due of €611 million (€681 million at December 31, 2021) in connection with Eni’s activities in Nigeria. Those receivables were in respect to the share of development costs of the joint operators in oil projects operated by Eni, where the Company was bearing upfront all the costs of the initiative and was billing the partners’share through a cash call mechanism. At the balance sheet date, the overdue amount relating to net receivables due to Eni by the Nigerian state oil company NNPC was €475 million (€474 million at December 31, 2021). Approximately a quarter of this amount related to past receivables covered by a repayment plan which was awarding Eni the share of profit oil of the state-owned company in low-risk "rig-less" development initiatives with total collection expected by 2024. The residual credit at the end of the year has been discounted. The remaining amounts relate to the net receivables accrued for 2022 operations.

In 2022, a cash call exposure towards a privately held Nigerian oil company amounted to €242 million (€195 million at December 31, 2021), whose amounts were stated net of a provision based on the loss given default (LGD) estimated by Eni for defaulting international oil companies. During 2022, the partner suspended the payments of the cash calls, claiming inaccuracy of the billed amounts. Arbitration procedures have been started for the resolution of the dispute.

Receivables from other counterparties comprised several miscellaneous items. The largest amounts were: (i) the recoverable amount of €566 million (€538 million at December 31, 2021) of overdue trade receivables owed to Eni by the state-owned oil company of Venezuela, PDVSA, in relation to equity volumes of natural gas supplied by the joint venture Cardón IV, equally participated by Eni and Repsol. Those trade receivables were divested by the joint venture to the two shareholders. The receivables were stated net of an allowance for doubtful accounts, calculated with an expected credit loss rate of about 53% to discount the sovereign default risk assuming a structural delay in collecting natural gas invoices. This risked ratio was applied to assess recoverability of the carrying amount of the investment and of the long-term interest in the initiative, as described in note 17 - Other financial assets. During the year, under the approval of US authorities within the context of the sanctions framework against Venezuela, receivable from offsetting-transaction operations were carried out by lifting crude oil volumes of PDVSA for 3.1 million barrels, thus capping the expected increase in overdue amounts; (ii) €309 million of receivables owed to Eni by Italian local distributors of natural gas and electricity to account for the financial support granted by the Italian State to low-income households by reducing the burden of energy bills, resulting in the Company collecting lower amounts than what has been billed to natural gas and electricity customers with the balance due to be reimbursed by distributors; (iii) prepayments for services of €278 million (€208 million at December 31, 2021); (iv) €239 million of the amounts to be received from customers following the triggering of the take-or-pay clause of long-term natural gas supply contracts; (v) €193 million of receivables from factoring companies. The remaining amount was composed of miscellaneous items for approximately €753 million.

Trade and other receivables stated in euro and U.S. dollars amounted to €13,650 million and €6,102 million, respectively.

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2022
Business customers	4,815	7,970	378	1,583		14,746
National Oil Companies and Public Administrations	215	852		2,248		3,315
Other counterparties	1,673	725	13	122	3,200	5,733
Gross amount	6,703	9,547	391	3,953	3,200	23,794
Allowance for doubtful accounts	(23)	(169)	(15)	(2,176)	(571)	(2,954)
Net amount	6,680	9,378	376	1,777	2,629	20,840
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.8	3.8	55.0	17.8	12.4
December 31, 2021
Business customers	4,348	6,628	818	1,560		13,354
National Oil Companies and Public Administrations	331	884	1	2,674		3,890
Other counterparties	1,854	311	16	137	2,601	4,919
Gross amount	6,533	7,823	835	4,371	2,601	22,163
Allowance for doubtful accounts	(25)	(416)	(69)	(2,209)	(594)	(3,313)
Net amount	6,508	7,407	766	2,162	2,007	18,850
Expected loss (% net of counterpart risk mitigation factors)	0.4	5.3	8.3	50.5	22.8	14.9

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies, estimates and judgements.

The assessments of the recoverability of trade receivables for the supply of hydrocarbons, products and power to retail, business customers and national oil companies and of receivables towards joint operators of the Exploration & Production segment for cash calls (national oil companies, local private operators or international oil companies) are reviewed at each annual deadline to reflect the current economic environment and business trends, as well as any possible increase in the counterparty risks. The gradual recovery of worldwide economies from the fallout caused by COVID-19 crisis and the improvement in the oil scenario have lessened the debt burden of many state oil companies, with the exception of Venezuela due to specific factors relating to the sanctioning framework. On the other hand, the significant increase in the prices of natural gas and electricity significantly increased the Company’s exposures towards large industrial accounts, requiring an upward revision in the credit loss rate to incorporate an increased economic risk. With regard to customers of the Plenitude business line, the recoverability assessment was based on the most updated information relating the performance in credit collection and the ageing of overdue amounts.

The exposure to credit risk and expected losses relating to customers of Plenitude was assessed based on a provision matrix as follows:

	Ageing
(€ million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2022
Plenitude customers:
- Retail	1,508	74	35	63	203	1,883
- Middle	657	33	11	7	162	870
- Other	436	1	5	4	1	447
Gross amount	2,601	108	51	74	366	3,200
Allowance for doubtful accounts	(83)	(31)	(31)	(66)	(360)	(571)
Net amount	2,518	77	20	8	6	2,629
Expected loss (%)	3.2	28.7	60.8	89.2	98.4	17.8
December 31, 2021
Plenitude customers:
- Retail	1,291	70	55	92	337	1,845
- Middle	424	22	5	7	188	646
- Other	57	43	6	1	3	110
Gross amount	1,772	135	66	100	528	2,601
Allowance for doubtful accounts	(63)	(22)	(27)	(52)	(430)	(594)
Net amount	1,709	113	39	48	98	2,007
Expected loss (%)	3.6	16.3	40.9	52.0	81.4	22.8

The following table analyses the allowance for doubtful accounts for trade and other receivables.

(€ million)	2022	2021
Allowance for doubtful accounts - beginning of the year	3,313	3,157
Additions for trade and other performing receivables	166	202
Additions for trade and other defaulted receivables	253	348
Utilizations for trade and other performing receivables	(37)	(135)
Utilizations for trade and other defaulted receivables	(758)	(421)
Other changes	17	162
Allowance for doubtful accounts - end of the year	2,954	3,313

The allowance for doubtful accounts was determined considering mitigation factors of the counterparty risk amounting to €5,744 million (€5,350 million at December 31, 2021), which included escrow accounts, insurance policies, sureties and bank guarantees.

Additions to allowance for doubtful accounts for trade and other performing receivables related to: (i) the Global Gas & LNG Portfolio segment for €70 million (€94 million in 2021) as a consequence of the noticeable increase in the exposure due to market conditions; (ii) the Plenitude business line for €61 million (€71 million in 2021), mainly in the retail business.

Additions to allowance for doubtful accounts for trade and other defaulted receivables related to: (i) the Exploration & Production segment for €122 million (€229 million in 2021) for receivables towards joint operators, state oil companies and local private companies for cash calls in oil projects operated by Eni; (ii) to the Plenitude business line for €99 million (€101 million in 2021), particularly in the retail business.

Utilizations of allowance for doubtful accounts for trade and other performing and defaulted receivables amounted to €795 million and mainly related to: (i) the Exploration & Production segment for €455 million of unused provisions primarily due to the settlement of a dispute relating to the recognition of past investment costs by the state-owned company NNPC in Nigeria, which were completely provisioned in previous reporting periods. Other utilizations were made to consider the in-kind reimbursement of part of the overdue receivables owed to Eni by the state-owned company PDVSA in Venezuela during the year; (ii) the Plenitude business line for €184 million, in particular utilizations against charges of €121 million.

Net (impairments) reversals of trade and other receivables are disclosed as follows:

(€ million)	2022	2021	2020
New or increased provisions	(419)	(550)	(343)
Net credit losses	(81)	(66)	(36)
Reversals	547	337	153
Net (impairments) reversals of trade and other receivables	47	(279)	(226)

Receivables with related parties are disclosed in note 36 – Transactions with related parties.